RECENT ACCOUNTING PRONOUNCEMENT	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE D - RECENT ACCOUNTING PRONOUNCEMENTS	Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.